CORPORATE BORROWINGS - Narrative (Details) $ in Millions, $ in Millions, ¥ in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 7,083			$ 6,409
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.60%	4.60%	4.60%	4.50%	4.50%	4.50%
U.S. dollars | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings			$ 92			$ 91
U.S. dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 2,500			$ 2,800
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings			$ 3,200			$ 3,800
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥		¥ 10.0			¥ 10.0